Segment Information - Schedule of Segment Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Segment Information [Abstract]
Trust Account	$ 176,597,270	$ 183,785,456
Cash	1,447,921	544,791
General and administrative expenses	1,079,899	2,225,030
Interest earned on cash held in Trust Account	$ 722,270	$ 7,188,186